UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO Broad U.S. TIPS Index Fund

Schedule of Investments

1-3 Year U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Notes
0.875% due 01/31/2011	$8,733	$8,773
0.875% due 04/30/2011	2,911	2,920
1.000% due 07/31/2011	2,394	2,402
1.125% due 12/15/2011	2,013	2,016
1.125% due 01/15/2012	1,995	1,996
1.250% due 11/30/2010	2,192	2,212
1.375% due 02/15/2012	2,060	2,072
1.375% due 03/15/2012	3,006	3,022
1.375% due 05/15/2012	2,852	2,863
1.375% due 09/15/2012	1,772	1,769
1.500% due 10/31/2010	1,947	1,970
1.500% due 07/15/2012	1,842	1,852
1.750% due 08/15/2012	1,785	1,804
1.875% due 06/15/2012	2,341	2,379
2.000% due 09/30/2010	1,255	1,275
4.500% due 09/30/2011	2,598	2,782
4.500% due 11/30/2011	1,496	1,607
4.625% due 10/31/2011	2,133	2,293
4.875% due 05/31/2011	1,063	1,136
5.125% due 06/30/2011	2,726	2,932

Total U.S. Treasury Obligations (Cost $49,889)		50,075

Total Investments 99.6% (Cost $49,889)		$50,075
Other Assets and Liabilities (Net) 0.4%		213

Net Assets 100.0%		$50,288

Notes to Schedule of Investments (amounts in thousands):

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Treasury Obligations	$0	$50,075	$0	$50,075

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

7-15 Year U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Bonds
6.250% due 08/15/2023	$215	$270
7.125% due 02/15/2023	150	201
7.250% due 08/15/2022	96	130
7.500% due 11/15/2016	178	230
7.625% due 11/15/2022	70	97
7.875% due 02/15/2021	96	134
8.000% due 11/15/2021	291	412
8.125% due 08/15/2019	180	251
8.125% due 05/15/2021	96	136
8.125% due 08/15/2021	90	128
8.500% due 02/15/2020	90	129
8.750% due 05/15/2017	148	205
8.750% due 05/15/2020	72	105
8.750% due 08/15/2020	162	238
8.875% due 08/15/2017	104	146
8.875% due 02/15/2019	124	179
U.S. Treasury Notes
2.750% due 02/15/2019	557	532
3.000% due 09/30/2016	275	276
3.125% due 05/15/2019	611	602
3.500% due 02/15/2018	372	380
3.625% due 08/15/2019	442	454
3.750% due 11/15/2018	544	563
3.875% due 05/15/2018	323	339
4.000% due 08/15/2018	349	369
4.250% due 11/15/2017	263	283
4.500% due 05/15/2017	243	267
4.625% due 11/15/2016	221	245
4.625% due 02/15/2017	211	234
4.750% due 08/15/2017	266	297
9.000% due 11/15/2018	68	98
9.125% due 05/15/2018	64	93

Total U.S. Treasury Obligations (Cost $7,988)		8,023

Total Investments 98.9% (Cost $7,988)		$8,023
Other Assets and Liabilities (Net) 1.1%		87

Net Assets 100.0%		$8,110

Notes to Schedule of Investments (amounts in thousands):

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Treasury Obligations	$0	$8,023	$0	$8,023

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

1-5 Year U.S. TIPS Index Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$4,133	$4,129
1.250% due 04/15/2014	2,278	2,316
1.875% due 07/15/2013	6,347	6,565
2.000% due 04/15/2012	4,962	5,148
2.000% due 01/15/2014	6,621	6,868
2.000% due 07/15/2014	5,874	6,110
2.375% due 04/15/2011	5,923	6,108
3.000% due 07/15/2012	7,459	7,941
3.375% due 01/15/2012	1,970	2,098
3.500% due 01/15/2011	3,682	3,839

Total U.S. Treasury Obligations (Cost $50,832)		51,122

Total Investments 99.4% (Cost $50,832)		$51,122
Other Assets and Liabilities (Net) 0.6%		307

Net Assets 100.0%		$51,429

Notes to Schedule of Investments (amounts in thousands):

(a) Principal amount of security is adjusted for inflation.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Treasury Obligations	$0	$51,122	$0	$51,122

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

15+ Year U.S. TIPS Index Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$566	$544
2.000% due 01/15/2026	764	764
2.375% due 01/15/2025	1,126	1,182
2.375% due 01/15/2027	620	653
2.500% due 01/15/2029	500	538
3.375% due 04/15/2032	214	265
3.625% due 04/15/2028	787	975
3.875% due 04/15/2029	899	1,161

Total U.S. Treasury Obligations (Cost $5,947)		6,082

Total Investments 99.1% (Cost $5,947)		$6,082
Other Assets and Liabilities (Net) 0.9%		54

Net Assets 100.0%		$6,136

Notes to Schedule of Investments (amounts in thousands):

(a) Principal amount of security is adjusted for inflation.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Treasury Obligations	$0	$6,082	$0	$6,082

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Broad U.S. TIPS Index Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$330	$330
1.250% due 04/15/2014	182	185
1.375% due 07/15/2018	323	320
1.625% due 01/15/2015	464	473
1.625% due 01/15/2018	365	369
1.750% due 01/15/2028	347	334
1.875% due 07/15/2013	507	524
1.875% due 07/15/2015	407	421
1.875% due 07/15/2019	177	182
2.000% due 04/15/2012	396	411
2.000% due 01/15/2014	529	549
2.000% due 07/15/2014	468	487
2.000% due 01/15/2016	399	415
2.000% due 01/15/2026	469	469
2.125% due 01/15/2019	320	336
2.375% due 04/15/2011	473	488
2.375% due 01/15/2017	398	424
2.375% due 01/15/2025	691	725
2.375% due 01/15/2027	380	400
2.500% due 07/15/2016	461	494
2.500% due 01/15/2029	307	331
2.625% due 07/15/2017	314	341
3.000% due 07/15/2012	597	635
3.375% due 01/15/2012	156	167
3.375% due 04/15/2032	131	162
3.500% due 01/15/2011	294	307
3.625% due 04/15/2028	483	598
3.875% due 04/15/2029	552	713

Total U.S. Treasury Obligations (Cost $11,471)		11,590

Total Investments 99.3% (Cost $11,471)		$11,590
Other Assets and Liabilities (Net) 0.7%		77

Net Assets 100.0%		$11,667

Notes to Schedule of Investments (amounts in thousands):

(a) Principal amount of security is adjusted for inflation.

(b) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Treasury Obligations	$0	$11,590	$0	$11,590

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

1. Federal Income Tax Matters

As of September 30, 2009, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO 1-3 Year U.S. Treasury Index Fund	$186	$0	$186
PIMCO 7-15 Year U.S. Treasury Index Fund	35	0	35
PIMCO 1-5 Year U.S. TIPS Index Fund	290	0	290
PIMCO 15+ Year U.S. TIPS Index Fund	135	0	135
PIMCO Broad U.S. TIPS Index Fund	119	0	119

2. Significant Accounting Policies

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 24, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 24, 2009